Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Taxes
Income before income taxes	$ 21,686	$ 8,179	$ 15,550	$ 21,051
Income tax expense (Note 8)	$ (3)	$ (3)	$ (6)	$ (6)
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Deferred tax assets recognized	$ 0		$ 0		$ 0